Summary of Significant Accounting Policies (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net Income (Loss)	$ (3,408)	$ 45,483	$ 3,904	$ 7,258	$ 20,921	$ 25,617	$ (50,042)	$ 855	$ 53,237	$ (2,649)	$ 110,255
Denominator:
Weighted average common stock shares outstanding - Basic									51,314,000	50,733,000	51,232,000
Assumed exercise of equity awards and warrants (in shares)									1,221,000		1,250,000
Weighted average common stock shares outstanding - Diluted									52,535,000	50,733,000	52,482,000
Net income (loss) per common share:
Basic (in dollars per share)	$ (0.07)	$ 0.88	$ 0.08	$ 0.14	$ 0.41	$ 0.50	$ (0.99)	$ 0.02	$ 1.04	$ (0.05)	$ 2.15
Diluted (in dollars per share)	$ (0.07)	$ 0.86	$ 0.07	$ 0.14	$ 0.40	$ 0.50	$ (0.99)	$ 0.02	$ 1.01	$ (0.05)	$ 2.10
Anti-dilutive securities excluded from computation of diluted earnings per share
Exercise price (in dollars per share)					$ 10.00					$ 10.00
Stock options
Anti-dilutive securities excluded from computation of diluted earnings per share
Antidilutive securities excluded from computation of earnings per share									89,000	527,000	187,000
Deferred stock
Anti-dilutive securities excluded from computation of diluted earnings per share
Antidilutive securities excluded from computation of earnings per share										1,000	123,000
Restricted stock
Anti-dilutive securities excluded from computation of diluted earnings per share
Antidilutive securities excluded from computation of earnings per share									717,000	339,000	308,000
Convertible notes
Anti-dilutive securities excluded from computation of diluted earnings per share
Antidilutive securities excluded from computation of earnings per share									10,943,000	8,450,000
Conversion price (in dollars per share)								$ 7.88
Warrants
Anti-dilutive securities excluded from computation of diluted earnings per share
Antidilutive securities excluded from computation of earnings per share									10,943,000	8,450,000	1,493,000
Outstanding warrants with RC Aviation expired unexercised (in shares)											1,500,000
Exercise price (in dollars per share)								$ 10.00